Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000037909 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037909 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037909 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037909 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037909 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037909 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037909 | 775133101 | Rogers Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037909 | 60937P106 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037909 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.30%
C000037909 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	97.50%
C000037909 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000037909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000037909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000037909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000037909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000037908 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037908 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037908 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037908 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037908 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037908 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037908 | 775133101 | Rogers Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037908 | 60937P106 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037908 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.30%
C000037908 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	97.50%
C000037908 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000037908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000037908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000037908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000037908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000037908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000171454 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171454 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171454 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171454 | 09248U718 | Blackrock Liquidity Funds T-Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171454 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171454 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171454 | 98980F104 | ZoomInfo Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171454 | 421298100 | Hayward Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171454 | 09073M104 | Bio-Techne Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171454 | 30034W106 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171454 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	87.50%
C000171454 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	12.80%
C000171454 | Industrials465741106
Holdings [Line Items]
Percent of Total Investments	(0.30%)
C000171454 | Equity OptionMBLY C15_20251124_L
Holdings [Line Items]
Percent of Total Investments	0.20%
C000171454 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171454 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171454 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171454 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171454 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171454 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000171454 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171454 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171454 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000171454 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000003538 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003538 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003538 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003538 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003538 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003538 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003538 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003538 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003538 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.80%
C000003538 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	98.80%
C000003538 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.40%
C000003538 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003538 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003538 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003538 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003538 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003538 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003538 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003538 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000003538 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003538 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003539 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003539 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003539 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003539 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003539 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003539 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003539 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003539 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003539 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.80%
C000003539 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	98.80%
C000003539 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.40%
C000003539 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003539 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003539 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000003539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003539 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003540 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003540 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003540 | 775133101 | Rogers Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003540 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003540 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003540 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003540 | 154760409 | Central Pacific Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003540 | 14057J101 | Capitol Federal Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003540 | 860372101 | Stewart Information Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003540 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003540 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.50%
C000003540 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	4.00%
C000003540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003540 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000003540 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003540 | Consumer Discretionary00751Y106
Holdings [Line Items]
Percent of Total Investments	95.50%
C000003541 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003541 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003541 | 775133101 | Rogers Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003541 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003541 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003541 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003541 | 154760409 | Central Pacific Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003541 | 14057J101 | Capitol Federal Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003541 | 860372101 | Stewart Information Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003541 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003541 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.50%
C000003541 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	4.00%
C000003541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000003541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003541 | Consumer Discretionary00751Y106
Holdings [Line Items]
Percent of Total Investments	95.50%
C000003543 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003543 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003543 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003543 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003543 | 421298100 | Hayward Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003543 | 30034W106 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003543 | 52603A208 | LendingClub Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003543 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003543 | 32055Y201 | First Interstate Bancsystem, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003543 | 866674104 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003543 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.70%
C000003543 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.10%
C000003543 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003543 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003543 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003543 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003543 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003543 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003543 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003543 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003543 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003543 | Materials00790R104
Holdings [Line Items]
Percent of Total Investments	97.20%
C000003543 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003544 | 926400102 | Victoria's Secret & Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003544 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003544 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003544 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003544 | 421298100 | Hayward Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003544 | 30034W106 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003544 | 52603A208 | LendingClub Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003544 | M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003544 | 32055Y201 | First Interstate Bancsystem, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003544 | 866674104 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003544 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.70%
C000003544 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.10%
C000003544 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003544 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003544 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003544 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003544 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003544 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003544 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003544 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003544 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003544 | Materials00790R104
Holdings [Line Items]
Percent of Total Investments	97.20%
C000003544 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%